Temporary Equity and Stockholders' Deficiency (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Summary of Warrants Activity

A summary of warrants activity during the nine months ended September 30, 2019 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2018	1,229,630	2.15
Issued	-	-
Exercised	-	-
Cancelled	(364,639)	2.12
Expired	(237,587)	2.30
Outstanding, September 30, 2019	627,404	$2.11	1.4	$-

Exercisable, September 30, 2019	627,404	$2.11	1.4	$-

A summary of warrants activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, December 31, 2016	1,901,480	$2.20
Issued	2,250	2.00
Exercised	-	-
Cancelled	(438,434)	2.30
Outstanding, December 31, 2017	1,465,296	2.17
Issued	-
Exercised	-
Cancelled	(235,666)	2.30
Outstanding, December 31, 2018	1,229,630	$2.15	1.9	$-

Exercisable, December 31, 2018	1,229,630	$2.15	1.9	$-

Schedule of Fair Value Assumption of Warrants
Risk free interest rate	1.92%
Expected term (years)	5.00
Expected volatility	44.0%
Expected dividends	0.0%
Forfeiture rate	5.0%

Schedule of Share-based Compensation, Equity Instruments Other Than Options, by Exercise Price Range

A summary of outstanding and exercisable warrants as of September 30, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.00	Common Stock	479,651	1.4	479,651
$2.30	Common Stock	21,462	0.3	21,462
$2.50	Common Stock	126,291	1.5	126,291
	Total	627,404		627,404

A summary of outstanding and exercisable warrants as of December 31, 2018 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$2.00	Common Stock	741,879	2.0	741,879
$2.30	Common Stock	299,444	0.5	299,444
$2.50	Common Stock	188,307	2.2	188,307
	Total	1,229,630		1,229,630

Schedule of Fair Value Assumptions of Stock Option

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Assumptions used in applying the Black-Scholes option pricing model during the nine months ended September 30, 2019 are as follows:

	For the Nine Months Ended
	September 30,
	2019	2018

Risk free interest rate	2.43%	2.56 - 2.96%
Expected term (years)	3.6 - 5.0	3.6 - 5.0
Expected volatility	52%	44%
Expected dividends	0.00%	0.00%

Assumptions used in applying the Black-Scholes option pricing model during years ended December 31, 2018 and 2017, respectively, are as follows:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.96%	2.06%
Expected term (years)	3.6 - 5.0	3.5-4.5
Expected volatility	43.53%	42.30%
Expected dividends	0.00%	0.00%

Schedule of Share-based Compensation, Stock Options, Activity

The following table represents activity related to options for the purchase of GGH common stock during the nine months ended September 30, 2019 is presented below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs)	Value

Outstanding, December 31, 2018	9,499,265	1.65
Granted	4,489,890	0.39
Exercised	-	-
Expired	(992,375)	2.38
Forfeited	(3,364,890)	2.24
Outstanding, September 30, 2019	9,631,890	$0.78	3.8	$426,540

Exercisable, September 30, 2019	2,465,142	$1.46	2.6	$-

A summary of options activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2016	8,024,265	2.39
Granted	1,395,000	1.10
Exercised	-	-
Expired	(75,000)	3.85
Forfeited	(110,000)	2.39
Outstanding, December 31, 2017	9,234,265	2.18
Granted	2,830,000	0.65
Exercised	-	-
Expired	(2,505,000)	2.49
Forfeited	(60,000)	1.62
Outstanding, December 31, 2018	9,499,265	$1.65	2.5	$-

Exercisable, December 31, 2018	5,232,035	$2.25	1.3	$-

Schedule of Share-based Compensation, Shares Outstanding Under Stock Option Plans, by Exercise Price Range

The following table presents information related to options for the purchase of GGH common stock at September 30, 2019:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.39	4,489,890	-	-
$0.54	1,500,000	4.0	375,000
$0.77	1,320,000	3.4	495,002
$1.10	1,070,000	3.1	468,140
$2.20	1,242,000	1.5	1,117,000
$3.30	10,000	0.7	10,000
	9,631,890	2.6	2,465,142

The following table presents information related to stock options as of December 31, 2018:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.54	1,500,000	-	0
$0.77	1,320,000	-	0
$1.10	1,370,000	3.9	342,500
$2.20	3,071,890	1.5	2,679,160
$2.48	2,237,375	0.7	2,210,375
	9,499,265	1.3	5,232,035